Accounts Payable And Accrued Liabilities (Schedule Of Accounts Payable And Accrued Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts Payable And Accrued Liabilities [Abstract]
Accounts payable	$ 115,561	$ 68,646
Accrued construction costs	535,924	183,030
Payroll and other employee related payables	1,530	126
Amounts payable to related parties (Note 23)	28,170	8,726
Accounts payable and accrued liabilities	$ 681,185	$ 260,528